Warrant (Tables)	12 Months Ended
Dec. 31, 2021
Warrants Abstract
Summary of Tabular Form of Warrant Liability
Please refer to the table below for detail of warrant liability by type of warrant (in thousands):

Year ended December 31	2021	2020
Common stock warrants	$337	$277
Series B warrants	297	219
Series E-2 warrants	19,379	13,618
Series E-3 warrants	27,944	21,395
Horizon warrants	547	241

Total	$48,504	$35,750

Summary of Warrants Outstanding
Number of outstanding warrants as of December 31, 2021 and 2022 was as follows:

Year ended December 31	2021	2020
Common stock warrants	230,976	230,976
Series B warrants	300,000	300,000
Series E-2 warrants	11,674,564	11,347,752
Series E-3 warrants	16,833,619	17,829,543
Horizon warrants	651,042	651,042

Summary of Warrants Issued
The Company had the following warrant issuance events during 2020:

Event	E-2 Issued	E-3 Issued
Series E-2 warrants issued with Series E issuance	11,072,394	—
Series E-2 warrants issued with debt conversion	6,982,108	—
Series E-3 warrants issued with Series E-2 conversion	—	17,829,543

Total	18,054,502	17,829,543